FINANCIAL INSTRUMENTS (Details 10) - Cash flow hedges [member] - Currency risk [member] R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$) Number
IfrsStatementLineItems [Line Items]
Designated amounts	R$ 8,382,746
Amortized part	(3,972,986)
Effect on Result	(1,426,299)	[1]
Impact on Shareholders' equity	R$ 4,434,697
Export prepayments in us$ to third parties [member]
IfrsStatementLineItems [Line Items]
Designation date	07/23/2015
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	August 2018 - October 2022
Exchange rate on designation | Number	3.2850
Designated amounts	R$ 30,000
Amortized part	(30,000)
Effect on Result	R$ (11,832)	[1]
ExportPrepaymentsInUsToThirdPartiesOneMember
IfrsStatementLineItems [Line Items]
Designation date	07/24/2015
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	August 2018 - October 2022
Exchange rate on designation | Number	3.3254
Designated amounts	R$ 100,000
Amortized part	(100,000)
Effect on Result	(39,382)	[1]
Impact on Shareholders' equity
ExportPrepaymentsInUsToThirdPartiesTwoMember
IfrsStatementLineItems [Line Items]
Designation date	07/27/2015
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	August 2018 - October 2022
Exchange rate on designation | Number	3.3557
Designated amounts	R$ 25,000
Amortized part	(25,000)
Effect on Result	(1,583)	[1]
Impact on Shareholders' equity
ExportPrepaymentsInUsToThirdPartiesThreeMember
IfrsStatementLineItems [Line Items]
Designation date	07/27/2015
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	August 2018 - October 2022
Exchange rate on designation | Number	3.3557
Designated amounts	R$ 70,000
Amortized part	(70,000)
Effect on Result	(26,068)	[1]
Impact on Shareholders' equity
ExportPrepaymentsInUsToThirdPartiesFourMember
IfrsStatementLineItems [Line Items]
Designation date	07/27/2015
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	August 2018 - October 2022
Exchange rate on designation | Number	3.3557
Designated amounts	R$ 30,000
Amortized part	(30,000)
Effect on Result	(20,038)	[1]
Impact on Shareholders' equity
Export Prepayments In Us To Third Parties Five [Member]
IfrsStatementLineItems [Line Items]
Designation date	07/28/2015
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	August 2018 - October 2022
Exchange rate on designation | Number	3.3815
Designated amounts	R$ 30,000
Amortized part	(30,000)
Effect on Result	(11,253)	[1]
Impact on Shareholders' equity
Export pepayments in us$ to third parties [member]
IfrsStatementLineItems [Line Items]
Designation date	3/8/2015
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	July 2018 - October 2022
Exchange rate on designation | Number	3.3940
Designated amounts	R$ 355,000
Amortized part	(355,000)
Effect on Result	(22,356)	[1]
Impact on Shareholders' equity
Bond [Member]
IfrsStatementLineItems [Line Items]
Designation date	2/4/2018
Hedging instrument	Bonds
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	July 2018 - February 2023
Exchange rate on designation | Number	3.3104
Designated amounts	R$ 1,170,045
Amortized part	(1,093,045)
Effect on Result	(389,596)	[1]
Impact on Shareholders' equity	R$ 290,375
Bonds and export prepayments in us$ [member]
IfrsStatementLineItems [Line Items]
Designation date	07/31/2019
Hedging instrument	Bonds and Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	January 2020 - April 2026
Exchange rate on designation | Number	3.7649
Designated amounts	R$ 1,342,761
Amortized part	(829,661)
Effect on Result	(770,870)	[1]
Impact on Shareholders' equity	R$ 745,432
Bond [member]
IfrsStatementLineItems [Line Items]
Designation date	10/1/2020
Hedging instrument	Bonds
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	March 2027 - January 2028
Exchange rate on designation | Number	4.0745
Designated amounts	R$ 1,416,000
Amortized part	(1,287,000)
Effect on Result	(67,766)	[1]
Impact on Shareholders' equity	R$ 1,362,073
Bond Two [Member]
IfrsStatementLineItems [Line Items]
Designation date	01/28/2020
Hedging instrument	Bonds
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	March 2027 - January 2028
Exchange rate on designation | Number	4.2064
Designated amounts	R$ 1,000,000
Amortized part
Effect on Result		[1]
Impact on Shareholders' equity	R$ 1,011,300
Bondsand Exportprepaymentsin U S One [Member]
IfrsStatementLineItems [Line Items]
Designation date	1/6/2022
Hedging instrument	Bonds and Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	June 2022 - April 2032
Exchange rate on designation | Number	4.7289
Designated amounts	R$ 1,145,300
Amortized part	(62,200)
Effect on Result	(32,290)	[1]
Impact on Shareholders' equity	R$ 529,419
ExportPrepaymentsInUsToThirdPartiesSevenMember
IfrsStatementLineItems [Line Items]
Designation date	1/6/2022
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	June 2022 - May 2033
Exchange rate on designation | Number	4.7289
Designated amounts	R$ 878,640
Amortized part	(61,080)
Effect on Result	(33,265)	[1]
Impact on Shareholders' equity	R$ 399,623
Bond Three [Member]
IfrsStatementLineItems [Line Items]
Designation date	1/12/2022
Hedging instrument	Bonds
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	December 2022 - June 2031
Exchange rate on designation | Number	5.0360
Designated amounts	R$ 490,000
Impact on Shareholders' equity	R$ 89,033
Advance On Foreign Exchange Contract [Member]
IfrsStatementLineItems [Line Items]
Designation date	1/12/2022
Hedging instrument	Advance on foreign exchange contract
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	December 2022 - November 2023
Exchange rate on designation | Number	5.1643
Designated amounts	R$ 60,000
Impact on Shareholders' equity	R$ 3,204
Advance On Foreign Exchange Contract One [Member]
IfrsStatementLineItems [Line Items]
Designation date	1/12/2022
Hedging instrument	Advance on foreign exchange contract
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	December 2022 - December 2025
Exchange rate on designation | Number	5.2565
Designated amounts	R$ 100,000
Impact on Shareholders' equity	R$ (3,880)
Advance On Foreign Exchange Contract Two [Member]
IfrsStatementLineItems [Line Items]
Designation date	1/12/2022
Hedging instrument	Advance on foreign exchange contract
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	December 2022 - January 2024
Exchange rate on designation | Number	5.2660
Designated amounts	R$ 50,000
Impact on Shareholders' equity	R$ (2,415)
Advance On Foreign Exchange Contract Three [Member]
IfrsStatementLineItems [Line Items]
Designation date	1/12/2022
Hedging instrument	Advance on foreign exchange contract
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	December 2022 - November 2023
Exchange rate on designation | Number	5.3270
Designated amounts	R$ 20,000
Impact on Shareholders' equity	R$ (2,186)
Export Prepayments In Us To Third Parties Eight [Member]
IfrsStatementLineItems [Line Items]
Designation date	1/12/2022
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	December 2022 - June 2027
Exchange rate on designation | Number	5.0360
Designated amounts	R$ 70,000
Impact on Shareholders' equity	R$ 12,719

[1]	The realization of Hedge accounting cash flow is recognized in Other operating income and expenses, note 27.